Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Loss before income tax	$ (130,320)	$ (101,993)
Temporary difference
Permanent difference
Taxable loss	$ (130,320)	$ (101,993)
China Enterprise Income Tax Rate	25.00%	25.00%
Net Operating Loss	$ (32,580)	$ (25,498)
Less: Valuation allowance	32,580	25,498
Total
Tang Dynasty Investment Group Limited [Member]
Loss before income tax	(515,402)
Temporary difference
Permanent difference
Taxable loss	$ (515,402)
China Enterprise Income Tax Rate	0.00%
Net Operating Loss	$ 96,458
Less: Valuation allowance	(96,458)
Total